SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, forfeited		(3,625)
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, non-vested beginning balance	53,875	79,125	52,869
Weighted average grant date fair value, non-vested beginning balance	$ 11.27	$ 21.73	$ 37.40
Number of restricted shares, granted	80,197	35,000	60,750
Weighted average grant date fair value, granted	$ 2.12	$ 5.00	$ 14.67
Number of restricted shares, vested	(32,250)	(56,625)	(31,244)
Weighted average grant date fair value, vested	$ (10.87)	$ (21.29)	$ (34.73)
Number of restricted shares, forfeited	(51,072)	(3,625)	(3,250)
Weighted average grant date fair value, forfeited	$ (2.91)	$ (22.41)	$ (21.20)
Number of restricted shares, non-vested ending balance	50,750	53,875	79,125
Weighted average grant date fair value, non-vested ending balance	$ 5.48	$ 11.27	$ 21.73